Earnings Per Share - Earnings (Loss) Per Common Share (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Class L Shares [Member]	Dec. 31, 2013 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]
Earnings (loss) per common share:
Basic	$ 0.60	$ 0.55	$ 0.52	$ 0.05	$ 0.53	$ 0.36	$ 0.60	$ 0.55	$ 1.82	$ 2.04	$ 17.18	$ 1.82	$ 2.04	$ (4.01)
Diluted	$ 0.59	$ 0.54	$ 0.51	$ 0.05	$ 0.51	$ 0.35	$ 0.58	$ 0.54	$ 1.78	$ 1.98	$ 16.48	$ 1.78	$ 1.98	$ (4.01)